Segment information - Disclosure of product sales per geographical segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
PRODUCT SALES	€ 114,797	€ 62,984	€ 65,938
United States
Disclosure of geographical areas [line items]
PRODUCT SALES	21,992	40,339	36,414
Canada
Disclosure of geographical areas [line items]
PRODUCT SALES	18,904	4,226	8,965
Austria
Disclosure of geographical areas [line items]
PRODUCT SALES	13,749	9,341	3,333
United Kingdom
Disclosure of geographical areas [line items]
PRODUCT SALES	10,901	2,707	1,847
Nordics
Disclosure of geographical areas [line items]
PRODUCT SALES	8,560	2,436	2,866
Germany
Disclosure of geographical areas [line items]
PRODUCT SALES	20,341	726	7,060
France
Disclosure of geographical areas [line items]
PRODUCT SALES	2,625	999	734
Other Europe
Disclosure of geographical areas [line items]
PRODUCT SALES	6,245	2,076	1,334
Rest of World
Disclosure of geographical areas [line items]
PRODUCT SALES	€ 11,480	€ 134	€ 3,384